OPPENHEIMER BOND FUND
                 Supplement dated February 12, 2001 to the
                    Prospectus dated February 12, 2001



      Class N shares of Oppenheimer Bond Fund are not currently being offered for sale.



February 12, 2001                                             PS0285.014

                           OPPENHEIMER BOND FUND
                 Supplement dated February 12, 2001 to the
        Statement of Additional Information dated February 12, 2001



      Class N shares of Oppenheimer Bond Fund are not currently being offered for sale.



February 12, 2001
PX0285.008